INTANGIBLE AND GOODWILL, NET, Detailed Information about Intangible Assets (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	S/ 2,427,017	S/ 2,127,216
Ending balance	2,566,796	2,427,017	S/ 2,127,216
Depreciation and amortization	570,830	511,174	485,207
Impact of initial application of IFRS 17 [member] | Insurance contracts [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation and amortization	420,900	386,100
Impact of initial application of IFRS 17 [member] | Reinsurance contracts [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation and amortization	62,000	50,500
Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,861,379	5,167,235	4,708,305
Additions	801,290	828,803	703,670
Acquisition of business	0	16,642	7,533
Transfers	0	0	0
Disposals and others	(236,232)	(151,301)	(252,273)
Ending balance	6,426,437	5,861,379	5,167,235
Accumulated amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,434,362	3,040,019	2,795,084
Amortization of the period	482,894	436,584	403,726
Disposals and others	(57,615)	(42,241)	(158,791)
Ending balance	3,859,641	3,434,362	S/ 3,040,019
Client relationships [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	58,674
Ending balance	39,545	58,674
Client relationships [Member] | Prima AFP - AFP Union Vida [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	32,629
Ending balance	20,813	32,629
Client relationships [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	13,410
Ending balance	10,892	13,410
Client relationships [Member] | Ultrasefinco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	7,072
Ending balance	5,049	7,072
Client relationships [Member] | Tenpo SpA [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,264
Ending balance	1,011	1,264
Client relationships [Member] | Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,792
Ending balance	1,467	1,792
Client relationships [Member] | Joinnus [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,507
Ending balance	313	2,507
Client relationships [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	375,905
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	(3,896)
Ending balance	372,009	375,905
Client relationships [Member] | Accumulated amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	317,231
Amortization of the period	17,260
Disposals and others	(2,027)
Ending balance	332,464	317,231
Brand name [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	109,006
Ending balance	102,655	109,006
Brand name [Member] | Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	305
Ending balance	63	305
Brand name [Member] | Joinnus [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,457
Ending balance	3,155	3,457
Brand name [Member] | MiBanco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	105,244
Ending balance	99,437	105,244
Brand name [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	175,321
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	0
Ending balance	175,321	175,321
Brand name [Member] | Accumulated amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	66,315
Amortization of the period	6,351
Disposals and others	0
Ending balance	72,666	66,315
Fund manager contract [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	61,342
Ending balance	51,379	61,342
Fund manager contract [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	29,553
Ending balance	23,183	29,553
Fund manager contract [Member] | Ultrasefinco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,560
Ending balance	2,125	2,560
Fund manager contract [Member] | Credicorp Capital Colombia [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	29,229
Ending balance	26,071	29,229
Fund manager contract [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	77,715
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	(8,174)
Ending balance	69,541	77,715
Fund manager contract [Member] | Accumulated amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	16,373
Amortization of the period	3,715
Disposals and others	(1,926)
Ending balance	18,162	16,373
Relationships with holders [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	0
Relationships with holders [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	0
Ending balance	21,100	21,100
Relationships with holders [Member] | Accumulated amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Amortization of the period	0
Disposals and others	0
Ending balance	21,100	21,100
Software and developments [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	1,763,123
Software and developments [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,279,022
Additions	423,259
Acquisition of business	0
Transfers	533,096
Disposals and others	(68,704)
Ending balance	5,166,673	4,279,022
Software and developments [Member] | Accumulated amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,002,942
Amortization of the period	451,372
Disposals and others	(50,764)
Ending balance	3,403,550	3,002,942
Intangible in progress [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	608,747
Intangible in progress [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	901,562
Additions	378,031
Acquisition of business	0
Transfers	(533,096)
Disposals and others	(137,750)
Ending balance	608,747	901,562
Intangible in progress [Member] | Accumulated amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Amortization of the period	0
Disposals and others	0
Ending balance	0	0
Other [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	1,347
Other [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	30,754
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	(17,708)
Ending balance	13,046	30,754
Other [Member] | Accumulated amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,401
Amortization of the period	4,196
Disposals and others	(2,898)
Ending balance	S/ 11,699	S/ 10,401